REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Disaggregation of Revenue [Line Items]
Contract with customer, liability		$ 0
Oil And Natural Gas Revenue [Member] | One Purchaser [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	10.00%